Changes in Carrying Amount of Goodwill Allocated by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Merchant acquiring	Dec. 31, 2011 Merchant acquiring	Dec. 31, 2010 Merchant acquiring	Jun. 30, 2013 Payment processing	Dec. 31, 2012 Payment processing	Dec. 31, 2011 Payment processing	Jun. 30, 2013 Business solutions	Dec. 31, 2012 Business solutions	Dec. 31, 2011 Business solutions
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 372,307	$ 371,712	$ 372,584	$ 138,121	$ 138,121	$ 138,121	$ 187,028	$ 186,470	$ 187,294	$ 47,158	$ 47,121	$ 47,169
Foreign currency translation adjustments	991	595	(872)				734	558	(824)	257	37	(48)
Balance, Ending Balance	$ 373,298	$ 372,307	$ 371,712	$ 138,121	$ 138,121	$ 138,121	$ 187,762	$ 187,028	$ 186,470	$ 47,415	$ 47,158	$ 47,121